Property, Plant, and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment, net consist of the following:

	June 30, 2024	December 31, 2023
Buildings	$5,374	$5,462
Plant and machinery	2,234	2,246
Leasehold improvements	131	132
Computer and office equipment	16,522	16,602
Furniture and fixtures	1,961	1,805
Internal use software	2,989	1,719
Construction in progress	6,144	3,866
	35,355	31,832
Less: Accumulated depreciation	(20,459)	(19,954)
Property, plant and equipment, net	$14,896	$11,878